Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 178,918		$ 289,945		$ 6,372
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	14,826,087		13,298,679		527,995
Acquisition of investments accounted for under the equity method, Purchase price	20,330,138		9,564,517		$ 724,008
Acquisition of intangible assets	2,009,031	$ 71,547	2,443,593	$ 838,675
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	2,085,425		1,532,339	$ 1,291,398
Accounts receivable-related parties, net	172,808		278,702
Refund liability, current	1,186		7,880
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			$ 70,134
Acquisition of investments accounted for under the equity method, Trading Volume | shares			72,000	84,000
Acquisition of investments accounted for under the equity method, Purchase price			$ 720,000	$ 840,000
Acquisition of intangible assets	$ 335,425		$ 339,463	200,610
Associates [member] | Stock Of Materials Analysis Technology Inc [member]
Disclosure of transactions between related parties [line items]
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares			500
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			$ 32,923
Associates [member] | Stock Of Gear Radio Ltd [member]
Disclosure of transactions between related parties [line items]
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares			1,900
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			$ 37,211
Associates [member] | Stock of Wellysun Inc [Member]
Disclosure of transactions between related parties [line items]
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares	1,000	1,000
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	$ 25,000
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Operating revenues				4,277
Other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	26,856		45,523	$ 27,881
Accounts receivable-related parties, net	6,110		11,243
Refund liability, current	36		48
Disposal of subsidiary, Trading Volume | shares				46,168
Disposal of subsidiaries, Proceeds				$ 4,617
Disposal of subsidiary, Disposal gain (loss)				(31,856)
Mask expenditure	1,811,827		2,346,263	1,750,088
Other payables of mask expenditure	532,810		683,892	571,036
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	2,112,281		1,577,862	$ 1,323,556
Refund liability, current	$ 1,222		$ 7,928